Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,465,000
Previously Paid Amount	0.00
Total Fee Amount	754.72
Total Offset Amount	0.00
Net Fee	754.72
Narrative - Max Aggregate Offering Price	$ 5,465,000
Final Prospectus	true